Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities- Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis (Details) - Recurring basis - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	$ 44,032
Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	28,094	$ 28,765
State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	145,498	117,548
Fair Value, Inputs, Level 1 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	0
Fair Value, Inputs, Level 1 | Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	0
Fair Value, Inputs, Level 1 | State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	0
Fair Value, Inputs, Level 2 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	44,032
Fair Value, Inputs, Level 2 | Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	28,094	28,765
Fair Value, Inputs, Level 2 | State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	145,498	$ 117,548
Fair Value, Inputs, Level 3 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	0
Fair Value, Inputs, Level 3 | Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	0
Fair Value, Inputs, Level 3 | State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value of asset, recurring basis	$ 0